Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2016, 2015 and 2014, the Company was allocated costs from NMIC and NSC totaling $277 million, $289 million and $275 million, respectively.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $19 million, $18 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.3 billion as of December 31, 2016 and 2015, respectively. Total revenues from these contracts were $127 million, $129 million and $131 million for the years ended December 31, 2016, 2015 and 2014, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111 million, $106 million and $109 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $209 million for the years ended December 31, 2016 and 2015 and $208 million for the years ended 2014, while benefits, claims and expenses ceded during these years were $185 million, $207 million and $217 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2016 and 2015, customer allocations to NFG funds totaled $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2016, 2015 and 2014, NFG paid the Company $199 million, $196 million and $185 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $899 million and $501 million as of December 31, 2016 and 2015, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2016, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $65 million, $63 million and $57 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $332 million, $238 million and $142 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $11 million, $14 million and $18 million, respectively.